Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock Shares Issued	Paid In Capital	Cost of Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Balances at the beginning at Jun. 30, 2019	[1]	$ 5,000	$ 42,946,000	$ (2,675,000)	$ 230,000	$ 3,510,000	$ 44,016,000
Balances at the beginning (in shares) at Jun. 30, 2019	[1]	47,500,000
Other Comprehensive Income
Currency Translation Adjustment					(318,000)		(318,000)
Capital Contribution			3,860,000				3,860,000
Net (loss) Income						5,361,000	5,361,000
Balances at the end at Jun. 30, 2020		$ 5,000	46,806,000	(2,675,000)	(88,000)	8,871,000	52,919,000
Balances at the end (in shares) at Jun. 30, 2020		47,500,000
Other Comprehensive Income
Currency Translation Adjustment					15,000		15,000
Distributions of Paid In Capital			(6,811,000)				(6,811,000)
Purchase of Treasury Stock				(1,000)			(1,000)
Net (loss) Income						34,178,000	34,178,000
Balances at the end at Jun. 30, 2021		$ 5,000	39,995,000	(2,674,000)	(72,000)	43,049,000	$ 80,302,000
Balances at the end (in shares) at Jun. 30, 2021		47,500,000					47,500,000
Other Comprehensive Income
Net (loss) Income		$ 0	0	0	0	5,672,000	$ 5,672,000
Balances at the end at Sep. 30, 2021			39,995,000	(2,674,000)	(72,000)	48,721,000	85,975,000
Balances at the end (in shares) at Sep. 30, 2021		47,500,000
Balances at the beginning at Jun. 30, 2021		$ 5,000	39,995,000	(2,674,000)	(72,000)	43,049,000	$ 80,302,000
Balances at the beginning (in shares) at Jun. 30, 2021		47,500,000					47,500,000
Other Comprehensive Income
Net (loss) Income							$ 33,240,000
Balances at the end at Mar. 31, 2022			42,513,000	(2,674,000)	(72,000)	76,289,000	116,061,000
Balances at the end (in shares) at Mar. 31, 2022		47,500,000
Balances at the beginning at Jun. 30, 2021		$ 5,000	39,995,000	(2,674,000)	(72,000)	43,049,000	$ 80,302,000
Balances at the beginning (in shares) at Jun. 30, 2021		47,500,000					47,500,000
Other Comprehensive Income
Currency Translation Adjustment		$ 0	0	0	7,000	0	$ 7,000
Net (loss) Income		39,995,000		(72,000)		28,619,000	28,619,000
Balances at the end at Jun. 30, 2022		$ 5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	$ 108,928,000
Balances at the end (in shares) at Jun. 30, 2022		47,500,000					47,500,000
Balances at the beginning at Sep. 30, 2021			39,995,000	(2,674,000)	(72,000)	48,721,000	$ 85,975,000
Balances at the beginning (in shares) at Sep. 30, 2021		47,500,000
Other Comprehensive Income
Net (loss) Income		$ 0	0	0	0	23,854,000	23,854,000
Balances at the end at Dec. 31, 2021			39,995,000	(2,674,000)	(72,000)	72,575,000	109,829,000
Balances at the end (in shares) at Dec. 31, 2021		47,500,000
Other Comprehensive Income
Capital Contribution		$ 0	2,518,000	0	0	0	2,518,000
Net (loss) Income		$ 0	0	0	0	3,714,000	3,714,000
Balances at the end at Mar. 31, 2022			42,513,000	(2,674,000)	(72,000)	76,289,000	116,061,000
Balances at the end (in shares) at Mar. 31, 2022		47,500,000
Balances at the beginning at Jun. 30, 2022		$ 5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	$ 108,928,000
Balances at the beginning (in shares) at Jun. 30, 2022		47,500,000					47,500,000
Other Comprehensive Income
Net (loss) Income		$ 0	0	0	0	(7,509,000)	$ (7,509,000)
Balances at the end at Sep. 30, 2022			39,995,000	(2,674,000)	(66,000)	64,159,000	101,419,000
Balances at the end (in shares) at Sep. 30, 2022		47,500,000
Balances at the beginning at Jun. 30, 2022		$ 5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	$ 108,928,000
Balances at the beginning (in shares) at Jun. 30, 2022		47,500,000					47,500,000
Other Comprehensive Income
Net (loss) Income							$ (30,774,000)
Balances at the end at Mar. 31, 2023			44,326,000	0	(66,000)	39,694,000	$ 83,959,000
Balances at the end (in shares) at Mar. 31, 2023		49,167,170					49,167,170
Balances at the beginning at Sep. 30, 2022			39,995,000	(2,674,000)	(66,000)	64,159,000	$ 101,419,000
Balances at the beginning (in shares) at Sep. 30, 2022		47,500,000
Other Comprehensive Income
Capital Contribution		$ 0	6,592,000				6,592,000
Net (loss) Income		$ 0	0	0	0	(15,515,000)	(15,515,000)
Balances at the end at Dec. 31, 2022			46,587,000	(2,674,000)	(66,000)	48,644,000	92,496,000
Balances at the end (in shares) at Dec. 31, 2022		47,500,000
Other Comprehensive Income
Net (loss) Income		$ 0	0	0	0	(7,750,000)	(7,750,000)
Balances at the end at Mar. 31, 2023			$ 44,326,000	$ 0	$ (66,000)	$ 39,694,000	$ 83,959,000
Balances at the end (in shares) at Mar. 31, 2023		49,167,170					49,167,170

[1]	Shares of legacy Class A common stock have been retroactively restated to give effect to the Merger.